Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

(2)  Summary of Significant Accounting Policies

Investment Properties: Investment properties are recorded at cost less accumulated depreciation.  Ordinary repairs and maintenance are expensed as incurred.  Expenditures for significant betterments and improvements are capitalized.

The Company allocates the purchase price of each acquired investment property based upon the estimated acquisition date fair values of the individual assets acquired and liabilities assumed, which generally include land, building and other improvements, in-place lease value, acquired above market and below market lease intangibles, any assumed financing that is assumed to be above or below market, the value of customer relationships and goodwill, if any.  Transaction costs are expensed as incurred and presented within “General and administrative expenses” in the accompanying consolidated statements of operations and other comprehensive loss.

To augment the Company’s estimates of the fair value of assets acquired and liabilities assumed, in some circumstances, the Company engages independent real estate appraisal firms to provide market information and evaluations; however, the Company is ultimately responsible for such estimates.  For tangible assets acquired, including land, building and other improvements, the Company considers available comparable market and industry information in estimating acquisition date fair value.  The Company allocates a portion of the purchase price to the estimated acquired in-place lease value based on estimated lease execution costs for similar leases as well as lost rental payments during an assumed lease-up period.  The Company also evaluates each acquired lease as compared to current market rates.  If an acquired lease is determined to be above or below market, the Company allocates a portion of the purchase price to such above or below market leases based upon the present value of the difference between the contractual lease payments and estimated market rent payments over the remaining lease term.  Renewal periods are included within the lease term in the calculation of above and below market lease values if, based upon factors known at the acquisition date, market participants would consider it probable that the lessee would exercise such options. The discount rate used in the present value calculation of above and below market lease intangibles requires the Company’s evaluation of subjective factors such as market knowledge, economics, demographics, location, visibility, age and physical condition of the property.

All acquisition accounting fair value estimates require the Company to consider various factors, including but not limited to, geographical location, size and location of leased space within the acquired investment property, tenant profile, and credit risk of tenants.

The portion of the purchase price allocated to acquired in-place lease value is amortized on a straight-line basis over the life of the related lease as a component of depreciation and amortization expense.  The Company incurred amortization expense pertaining to acquired in-place lease value of $38,873, $42,366 and $47,550 (including $362, $737 and $1,923, respectively, reflected as discontinued operations) for the years ended December 31, 2011, 2010 and 2009, respectively.

The portion of the purchase price allocated to acquired above market and below market lease intangibles is amortized on a straight-line basis over the life of the related lease as an adjustment to rental income.  Amortization pertaining to the above market lease value of $4,816, $5,654 and $6,307 (including $21 reflected as discontinued operations for the year ended December 31, 2009) for the years ended December 31, 2011, 2010 and 2009, respectively, was recorded as a reduction to rental income.  Amortization pertaining to the below market lease value $6,533, $7,623 and $8,647 (including $15, $40 and $76, respectively, reflected as discontinued operations) for the years ended December 31, 2011, 2010 and 2009, respectively, was recorded as an increase to rental income.

The following table presents the amortization during the next five years and thereafter related to the acquired in-place lease value and acquired above and below market lease intangibles for properties owned at December 31, 2011:

	2012	2013	2014	2015	2016	Thereafter
Amortization of:
Acquired above market lease intangibles	$(3,475)	$(3,018)	$(2,522)	$(2,034)	$(1,558)	$(4,477)
Acquired below market lease intangibles	5,784	5,466	5,105	4,707	4,333	55,926
Net rental income increase	$2,309	$2,448	$2,583	$2,673	$2,775	$51,449
Acquired in-place lease value	$35,752	$32,382	$23,593	$15,840	$13,223	$36,530

Depreciation expense is computed using the straight-line method.  Buildings and improvements are depreciated based upon estimated useful lives of 30 years for buildings and associated improvements and 15 years for site improvements and most other capital improvements.  Tenant improvements and leasing fees are amortized on a straight-line basis over the life of the related lease as a component of depreciation and amortization expense.

Impairment: The Company’s investment properties, including developments in progress, are reviewed for potential impairment at the end of each reporting period or whenever events or changes in circumstances indicate that the carrying value may not be recoverable. At the end of each reporting period, the Company separately determines whether impairment indicators exist for each property. Examples of situations considered to be impairment indicators for both operating properties and developments in progress include, but are not limited to:

•                  a substantial decline or continued low occupancy rate;

•                  continued difficulty in leasing space;

•                  significant financially troubled tenants;

•                  a change in plan to sell a property prior to the end of its useful life or holding period;

•                  a cost accumulation or delay in project completion date significantly above and beyond the original acquisition / development estimate;

•                  a significant decrease in market price not in line with general market trends; and

•                any other quantitative or qualitative events or factors deemed significant by the Company’s management or board of directors.

If the presence of one or more impairment indicators as described above is identified at the end of a reporting period or throughout the year with respect to a property, the asset is tested for recoverability by comparing its carrying value to the estimated future undiscounted cash flows.  An investment property is considered to be impaired when the estimated future undiscounted cash flows are less than its current carrying value.  When performing a test for recoverability or estimating the fair value of an impaired investment property, the Company makes certain complex or subjective assumptions which include, but are not limited to:

•                  projected operating cash flows considering factors such as vacancy rates, rental rates, lease terms, tenant financial strength, demographics, holding period and property location;

•                  projected capital expenditures and lease origination costs;

•                  estimated dates of construction completion and grand opening for developments in progress;

•                  projected cash flows from the eventual disposition of an operating property or development in progress using a property-specific capitalization rate;

•                  comparable selling prices; and

•                  property-specific discount rate for fair value estimates as necessary.

The Company’s investments in unconsolidated joint ventures are reviewed for potential impairment, in addition to impairment evaluations of the individual assets underlying these investments, each reporting period or whenever events or changes in circumstances warrant such an evaluation.  To determine whether any identified impairment is other-than-temporary, the Company considers whether it has the ability and intent to hold the investment until the carrying value is fully recovered.

To the extent impairment has occurred, the Company will record an impairment charge calculated as the excess of the carrying value of the asset over its estimated fair value for impairment of investment properties or investments in unconsolidated joint ventures.

Below is a summary of impairment charges recorded during the years ended December 31, 2011, 2010 and 2009:

	Years Ended December 31,
	2011	2010	2009
Impairment of consolidated properties	$39,981	$23,057	$64,700
Impairment of investment in unconsolidated joint ventures (a)	$3,956	$—	$9,062

(a)                                   Included in “Equity in (loss) income of unconsolidated joint ventures, net” in the accompanying consolidated statements of operations and other comprehensive loss.

Impairment of consolidated investment properties is included in “Provision for impairment of investment properties” in the accompanying consolidated statements of operations and other comprehensive loss, except for $32,331, $12,027 and $37,100 which is included in discontinued operations in 2011, 2010, and 2009, respectively.  The Company’s assessment of impairment at December 31, 2011 was based on the most current information available to the Company.  If the conditions mentioned above deteriorate further or if the Company’s plans regarding the Company’s assets change, subsequent tests for impairment could result in additional impairment charges in the future.  The Company can provide no assurance that material impairment charges with respect to the Company’s investment properties and investments in unconsolidated joint ventures will not occur in 2012 or future periods.  In light of the downturn in the general economy and its continuing effect upon real estate market conditions, certain of the Company’s properties may have fair values less than their carrying amounts.  However, based on the Company’s plans with respect to those properties, the Company believes that the carrying amounts are recoverable and therefore, under applicable GAAP guidance, no additional impairment charges were recorded.  Accordingly, the Company will continue to monitor circumstances and events in future periods to determine whether additional impairment charges are warranted.

Development Projects: The Company capitalizes direct and certain indirect project costs incurred during the development period such as construction, insurance, architectural, legal, interest and other financing costs, and real estate taxes.  At such time as the development is considered substantially complete, the capitalization of certain indirect costs such as real estate taxes and interest and financing costs ceases and all project-related costs included in developments in progress are reclassified to land and building and other improvements.  Development payables of $237 and $499 at December 31, 2011 and 2010, respectively, consist of costs incurred and not yet paid pertaining to such development projects and are included in “Accounts payable and accrued expenses” in the accompanying consolidated balance sheets.  During the years ended December 31, 2011, 2010 and 2009, the Company capitalized interest cost of $197, $286 and $1,194, respectively.

Loss on Lease Terminations:  In situations in which a lease or leases associated with a significant tenant have been, or are expected to be, terminated early, the Company evaluates the remaining useful lives of depreciable or amortizable assets in the asset group related to the lease that will be terminated (i.e., tenant improvements, above and below market lease intangibles, in-place lease value, and leasing commissions).  Based upon consideration of the facts and circumstances of the termination, the Company may write-off the applicable asset group or accelerate the depreciation and amortization associated with the asset group.  If the Company concludes that a write-off of the asset group is appropriate, such charges are reported in the consolidated statements of operations and other comprehensive loss as “Loss on lease terminations.”  The Company recorded loss on lease terminations of $8,714, $13,826 and $13,735 (including $2, $14 and $54, respectively, reflected as discontinued operations) for the years ended December 31, 2011, 2010 and 2009, respectively.

Investment Properties Held For Sale: In determining whether to classify an investment property as held for sale, the Company considers whether: (i) management has committed to a plan to sell the investment property; (ii) the investment property is available for immediate sale in its present condition; (iii) the Company has initiated a program to locate a buyer; (iv) the Company believes that the sale of the investment property is probable; (v) the Company has received a significant non-refundable deposit for the purchase of the investment property; (vi) the Company is actively marketing the investment property for sale at a price that is reasonable in relation to its current value, and (vii) actions required for the Company to complete the plan indicate that it is unlikely that any significant changes will be made.

If all of the above criteria are met, the Company classifies the investment property as held for sale.  When these criteria are met, the Company suspends depreciation (including depreciation for tenant improvements and building improvements) and amortization of acquired in-place lease value and any above market or below market lease intangibles.  The assets and liabilities associated with those investment properties that are held for sale are classified separately on the consolidated balance sheets for the most recent reporting period.  Additionally, if the operations and cash flows of the property have been, or will be upon consummation of such sale, eliminated from ongoing operations and the Company does not have significant continuing involvement in the operations of the property, then the operations for the periods presented are classified in the consolidated statements of operations and other comprehensive loss as discontinued operations for all periods presented.  There were no properties classified as held for sale at December 31, 2011 and 2010.  Refer to Note 4 for more information.

Partially-Owned Entities: If the Company determines that it is an owner in a VIE and it holds a controlling financial interest, then it will consolidate the entity as the primary beneficiary.  For partially-owned entities determined not to be a VIE, the Company analyzes rights held by each partner to determine which would be the consolidating party.  The Company assesses its interests in variable interest entities on an ongoing basis to determine whether or not it is a primary beneficiary.  Such assessments include an evaluation of who controls the entity even in circumstances in which it has greater than a 50% ownership interest as well as who has an obligation to absorb losses or a right to receive benefits that could potentially be significant to the entity.  If the Company’s interest does not incorporate the above elements, it will not consolidate the entity.  Refer to Note 1 for more information.

Cash and Cash Equivalents: The Company considers all demand deposits, money market accounts and investments in certificates of deposit and repurchase agreements purchased with a maturity of three months or less at the date of purchase, to be cash equivalents.  The Company maintains its cash and cash equivalents at various financial institutions.  The combined account balances at one or more institutions periodically exceed the Federal Depository Insurance Corporation (FDIC) insurance coverage and, as a result, there is a concentration of credit risk related to amounts on deposit in excess of FDIC insurance coverage.  The Company believes that the risk is not significant, as the Company does not anticipate the financial institutions’ non-performance.

Marketable Securities: Investments in marketable securities are classified as “available-for-sale” and accordingly are carried at fair value, with unrealized gains and losses reported as a separate component of shareholders’ equity.  Declines in the value of these investments in marketable securities that the Company determines are other-than-temporary are recorded as recognized loss on marketable securities on the consolidated statements of operations and other comprehensive loss.

To determine whether an impairment is other-than-temporary, the Company considers whether it has the ability and intent to hold the investment until a market price recovery and considers whether evidence indicating the cost of the investment is recoverable outweighs evidence to the contrary, among other things.  Evidence considered in this assessment includes the nature of the investment, the reasons for the impairment (i.e. credit or market related), the severity and duration of the impairment, changes in value subsequent to the end of the reporting period and forecasted performance of the investee.  All available information is considered in making this determination with no one factor being determinative.

Restricted Cash and Escrows: Restricted cash and escrows include funds received by third party escrow agents from sellers pertaining to master lease agreements.  The Company records the third party escrow funds as both an asset and a corresponding liability until certain leasing conditions are met.  Restricted cash and escrows also consist of lenders’ escrows and funds restricted through lender agreements and are included as a component of “Other assets, net” in the accompanying consolidated balance sheets.  As of December 31, 2011 and 2010, the Company had $91,533 and $91,786, respectively, in restricted cash and escrows.

Derivative Instruments and Hedging Activities:  All derivatives are recorded in the consolidated balance sheets at their fair values within “Other liabilities.”  On the date that the Company enters into a derivative, it may designate the derivative as a hedge against the variability of cash flows that are to be paid in connection with a recognized liability.  Subsequent changes in the fair value of a derivative designated as a cash flow hedge that is determined to be highly effective are recorded in “Accumulated other comprehensive income” until earnings are affected by the variability of cash flows of the hedged transactions.  As of December 31, 2011, the balance in accumulated other comprehensive income relating to derivatives was $1,362.  Any hedge ineffectiveness or changes in the fair value for any derivative not designated as a hedge is reported in “Other income (expense), net” in the consolidated statements of operations and other comprehensive loss.  The Company uses derivatives to manage differences in the amount, timing and duration of the Company’s known or expected cash payments principally related to certain of the Company’s borrowings.  The Company does not use derivatives for trading or speculative purposes.

Conditional Asset Retirement Obligations: The Company evaluates the potential impact of conditional asset retirement obligations on its consolidated financial statements.  The term conditional asset retirement obligation refers to a legal obligation to perform an asset retirement activity in which the timing and/or method of settlement are conditional on a future event that may or may not be within the control of the entity.  Thus, the timing and/or method of settlement may be conditional on a future event.  Based upon the Company’s evaluation, the accrual of a liability for asset retirement obligations was not warranted as of December 31, 2011 and 2010.

Revenue Recognition: The Company commences revenue recognition on its leases based on a number of factors.  In most cases, revenue recognition under a lease begins when the lessee takes possession of or controls the physical use of the leased asset. Generally, this occurs on the lease commencement date.  The determination of who is the owner, for accounting purposes, of the tenant improvements determines the nature of the leased asset and when revenue recognition under a lease begins.  If the Company is the owner, for accounting purposes, of the tenant improvements, then the leased asset is the finished space and revenue recognition begins when the lessee takes possession of the finished space, typically when the improvements are substantially complete.  If the Company concludes it is not the owner, for accounting purposes, of the tenant improvements (the lessee is the owner), then the leased asset is the unimproved space and any tenant improvement allowances funded under the lease are accounted for as lease incentives which are amortized as a reduction to the revenue recognized over the term of the lease.  In these circumstances, the Company commences revenue recognition when the lessee takes possession of the unimproved space for the lessee to construct their own improvements.

The Company considers a number of factors to evaluate whether it or the lessee is the owner of the tenant improvements for accounting purposes.  These factors include:

•                  whether the lease stipulates how and on what a tenant improvement allowance may be spent;

•                  whether the tenant or the Company retains legal title to the improvements;

•                  the uniqueness of the improvements;

•                  the expected economic life of the tenant improvements relative to the length of the lease;

•                  who constructs or directs the construction of the improvements, and

•                  whether the tenant or the Company is obligated to fund cost overruns.

The determination of who owns the tenant improvements, for accounting purposes, is subject to significant judgment.  In making that determination, the Company considers all of the above factors.  No one factor, however, necessarily establishes its determination.

Rental income is recognized on a straight-line basis over the term of each lease.  The difference between rental income earned on a straight-line basis and the cash rent due under the provisions of the lease is recorded as deferred rent receivable and is included as a component of “Accounts and notes receivable” in the accompanying consolidated balance sheets.

Reimbursements from tenants for recoverable real estate taxes and operating expenses are accrued as revenue in the period the applicable expenditures are incurred.  The Company makes certain assumptions and judgments in estimating the reimbursements at the end of each reporting period.

The Company records lease termination income upon execution of a termination letter agreement, when all of the conditions of such agreement have been fulfilled, the tenant is no longer occupying the property and collectability is reasonably assured.  Upon early lease termination, the Company provides for losses related to recognized tenant specific intangibles and other assets or adjusts the remaining useful life of the assets if determined to be appropriate, in accordance with its policy related to loss on lease terminations.

The Company’s policy for percentage rental income is to defer recognition of contingent rental income until the specified target (i.e. breakpoint) that triggers the contingent rental income is achieved.  The Company earned percentage rental income of $5,496, $6,269 and $6,453 (including $34, $66 and $284, respectively, reflected as discontinued operations) for the years ended December 31, 2011, 2010 and 2009, respectively.

In conjunction with certain acquisitions, the Company receives payments under master lease agreements pertaining to certain non-revenue producing spaces either at the time of, or subsequent to, the purchase of these properties.  Upon receipt of the payments, the receipts are recorded as a reduction to the purchase price of the related properties rather than as rental income.  These master leases were established at the date of acquisition in order to mitigate the potential negative effects of loss of rent and expense reimbursements.  Master lease payments are received through a draw of funds deposited with a third party escrow agent at closing of any acquisition and generally cover a period from three months to three years.  These funds may be released to either the Company over the designated payment period or to the seller when certain leasing conditions are met.  The Company received $259, $789 and $1,231 of these payments during the years ended December 31, 2011, 2010 and 2009, respectively.

Profits from sales of real estate are not recognized under the full accrual method by the Company unless a sale is consummated; the buyer’s initial and continuing investments are adequate to demonstrate a commitment to pay for the property; the Company’s receivable, if applicable, is not subject to future subordination; the Company has transferred to the buyer the usual risks and rewards of ownership; and the Company does not have substantial continuing involvement with the property.  During the year ended December 31, 2011, the Company sold 11 investment properties, excluding investment properties partially sold to our unconsolidated joint ventures.  Refer to Note 4 for further information.  Eight investment properties were sold during each of the years ended December 31, 2010 and 2009, excluding investment properties partially sold to our unconsolidated joint ventures.

Allowance for Doubtful Accounts: Receivable balances outstanding include base rents, tenant reimbursements and receivables attributable to the straight-lining of rental commitments.  An allowance for the uncollectible portion of accrued rents and accounts receivable is determined on a tenant-specific basis through an analysis of balances outstanding, historical bad debt levels, tenant creditworthiness and current economic trends.  Additionally, estimates of the expected recovery of pre-petition and post-petition claims with respect to tenants in bankruptcy are considered in assessing the collectability of the related receivables. The allowance for doubtful accounts also includes allowances for notes receivable.  Management’s estimate of the collectability of accrued rents, accounts receivable and notes receivable is based on the best information available to management at the time of evaluation.

Rental Expense: Rental expense associated with land and office space that the Company leases under non-cancellable operating leases is recorded on a straight-line basis over the term of each lease.  The difference between rental expenses incurred on a straight-line basis and rent payments due under the provisions of the lease agreement is recorded as a deferred liability and is included as a component of “Other liabilities” in the accompanying consolidated balance sheets.  See Note 8 for additional information pertaining to these leases.

Loan Fees: Loan fees are generally amortized using the effective interest method (or other methods which approximate the effective interest method) over the life of the related loan as a component of interest expense.  Debt prepayment penalties and certain fees associated with exchanges or modifications of debt are expensed as incurred as a component of interest expense.

Segment Reporting: The Company assesses and measures the operating results of its properties based on net property operations. The Company internally evaluates the operating performance of its portfolio of properties and does not differentiate properties by geography, size or type. Each of the Company’s investment properties is considered a separate operating segment, as each property earns revenue and incurs expenses, individual operating results are reviewed and discrete financial information is available. However, the Company’s properties are aggregated into one reportable segment as the Company evaluates the collective performance of the properties.

Recent Accounting Pronouncements

Effective January 1, 2011, companies are required to separately disclose purchases, sales, issuances and settlements on a gross basis in the reconciliation of recurring Level 3 fair value measurements.  This guidance did not have a material effect on the Company’s financial statements.

Effective January 1, 2011, public companies that enter into a material business combination, or series of individually immaterial business combinations that are material in the aggregate, are required to disclose revenue and earnings of the combined entity as though the business combination, or series of business combinations, that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. In addition, supplemental pro forma disclosures are expanded.  If the Company enters into a qualifying business combination, or series of business combinations, it will comply with the disclosure requirements of this guidance.

Effective January 1, 2012, guidance on how to measure fair value and on what disclosures to provide about fair value measurements will be converged with international standards.  The adoption will require some additional disclosures around fair value measurement; however, the Company does not expect the adoption will have a material effect on its financial statements.

Effective January 1, 2012, public companies will be required to report components of comprehensive income in either (1) a continuous statement of comprehensive income or (2) two separate but consecutive statements.  This guidance does not change the items that must be reported in other comprehensive income. The Company does not expect the adoption will have any effect on its financial statements.